Pension and Other Postretirement Benefits - Effect of One Percentage - Point Change in Assumed Health Care Cost Trend Rates (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Postemployment Benefits [Abstract]
Effect on total of service and interest cost components, 1% Increase	$ 134
Effect on postretirement benefit obligation, 1% Increase	2,996
Effect on total of service and interest cost components, 1% Decrease	(110)
Effect on postretirement benefit obligation, 1% Decrease	$ (2,484)